Share Capital and Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital and Reserves

NOTE 9 - Share Capital and Reserves

Authorized Share Capital

Unlimited number of common shares without par value.

Issued Share Capital

During the year ended December 31, 2020, the Company:

•

issued 436,785 common shares of the Company at a weighted average value of $1.26 per share in connection to the vesting of restricted share units.

•

closed non-brokered private placements and issued 7,619,191 shares of the Company for gross proceeds of $7,804,150, and incurred share issuance costs of $7,614.

•

issued 2,325,000 common shares on the exercise of stock options for proceeds of $1,715,250.

•

issued 30,097,478 common shares for gross proceeds totalling $30,549,337, and incurred cash commission and expenses of $1,469,088 under an at-the-market equity program.

During the year ended December 31, 2021, the Company:

•

issued 748,911 common shares of the Company at a weighted average value of $1.33 per share in connection to the vesting of restricted share units.

•

completed an underwritten public offering financing and issued 39,215,000 common shares of the Company at a price of $0.88 per share for gross proceeds totalling $34,509,200, and incurred cash commissions and expenses of $2,213,254.

Share Purchase Warrants

There were no share purchase warrants outstanding as at December 31, 2020 and 2021

Stock Options

During the year ended December 31, 2020, the Company granted a total of 3,830,306 stock options exercisable for up to five years with an aggregate grant date fair value of $1,720,964. The Company expensed a total of $1,231,724 as share-based compensation related to stock options during the year ended December 31, 2020.

During the year ended December 31, 2021, the Company granted a total of 7,010,085 stock options exercisable for up to five years with an aggregate grant date fair value of $2,683,468. The Company expensed a total of $1,918,228 as share-based compensation related to stock options during the year ended December 31, 2021.

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2021	2020
Risk-free interest rate	0.40%	0.92%
Expected option life in years	4 years	4 years
Expected stock price volatility	60%	58%
Expected dividend rate	0%	0%

23

GOLD STANDARD VENTURES CORP.

Notes to Consolidated Financial Statements
For the year ended December 31, 2021
(Expressed in Canadian Dollars)

NOTE 9 - Share Capital and Reserves (continued)

Stock Options (continued)

A summary of stock option activities is as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2019	10,338,720	1.76
Exercised	(2,325,000)	0.74
Granted	3,830,306	0.97
Expired/Cancelled	(1,195,664)	1.72
Outstanding at December 31, 2020	10,648,362	1.70
Exercised	-	-
Granted	7,010,085	0.84
Expired/Cancelled	(3,271,034)	1.68
Outstanding at December 31, 2021	14,387,413	1.29

A summary of the stock options outstanding and exercisable at December 31, 2021 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
2.24	325,000	325,000	June 1, 2022
2.12	1,209,890	1,209,890	August 1, 2022
2.25	600,000	600,000	September 12, 2022
1.96	100,000	100,000	January 15, 2022
2.11	1,672,678	1,672,678	March 5, 2023
1.74	1,119,115	1,119,115	January 31, 2024
1.05	1,399,773	933,184	January 30, 2025
1.02	40,000	26,666	September 23, 2025
0.854	1,600,000	666,667	December 2, 2025
0.91	50,000	33,333	December 4, 2025
0.927	1,450,000	-	January 4, 2026
0.84	2,964,627	-	January 21, 2026
0.886	316,330	-	January 29, 2026
0.797	550,000	-	March 4, 2026
0.78	10,000	-	March 15, 2026
0.74	80,000	-	May 31, 2026
0.73	900,000	-	June 9, 2026
	14,387,413	6,686,533

The stock option reserve records items recognized as share-based compensation expense until such time that the stock options are exercised, at which time the corresponding amount will be transferred to share capital. If vested options expire unexercised or are forfeited, the amount recorded is transferred to deficit.

24

GOLD STANDARD VENTURES CORP.

Notes to Consolidated Financial Statements
For the year ended December 31, 2021
(Expressed in Canadian Dollars)

NOTE 9 - Share Capital and Reserves (continued)

Restricted Share Units (“RSUs”)

During the year ended December 31, 2020, the Company granted 1,220,016 RSUs to certain officers and directors with a fair value of $1,266,380. The Company expensed a total of $1,246,676 as share-based compensation related to RSUs during the year ended December 31, 2020.

During the year ended December 31, 2021, the Company granted 2,615,873 RSUs to certain officers and directors with a fair value of $2,251,845. The Company cancelled 219,824 RSUs and the fair value of $67,436 attributable to these RSUs was transferred from reserves to deficit. In addition, the Company expensed a total of $1,775,046 as share-based compensation related to RSUs during the year ended December 31, 2021.

A summary of restricted share unit activities is as follows:

Number of
RSUs
Outstanding at December 31, 2019	963,348
Vested	(436,785)
Granted	1,220,016
Outstanding at December 31, 2020	1,746,579
Vested	(748,913)
Cancelled	(219,824)
Granted	2,615,873
Outstanding at December 31, 2021	3,393,715